Note 1 - Basis of Presentation and General Information - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash and cash equivalents	$ 229,931	$ 211,845	$ 127,474
Restricted cash – current portion	150		0
Restricted cash – non-current portion	4,700	$ 3,650	3,600
Total cash, cash equivalents and restricted cash	$ 234,781		$ 131,074